Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities
Voyage and vessel expenses	$ 209,058	$ 179,553
Interest including interest rate swaps	63,310	70,760
Payroll and benefits and other	83,528	84,912
Deferred revenue	38,690	41,894
Accrued Liabilities	$ 394,586	$ 377,119